Fees Summary	Aug. 27, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,000,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,476,000.00
Total Offset Amount	0.00
Net Fee	$ 1,476,000.00